Organizations and Principal Activities (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 17, 2020	Jun. 30, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Organizations and Principal Activities (Details) [Line Items]
Reverse recapitalization, description				The equity is restated using the exchange ratio of 0.4783 established in the reverse recapitalization transaction, which is 70,000,000 divided by 146,341,551 (131,312,984 ordinary shares and 15,028,567 ordinary shares to be issued for options granted by Ucommune Group), to reflect the equity structure of the Company.
Subscription receivable, description				The par value of ordinary shares remained $0.0001, the subscription receivable was adjusted retrospectively from negative $12 to $nil, and the difference of $5 was adjusted retrospectively as in addition paid-in capital as of December 31, 2020. The consolidated statements of changes in equity for the years ended December 31, 2018 and 2019 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share — basic and diluted was adjusted retrospectively from 131,312,984 to 70,000,000 for the years ended December 31, 2018 and 2019.
Net assets (in Dollars)				$ 5,885
Earnout shares, description				In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 2,000,000 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $16.50 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $22.75 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $30.00 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.
ViEs assets percentage				88.50%	95.60%
VIEs liabilities percentage				94.30%	92.70%
Share Exchange Agreement [Member]
Organizations and Principal Activities (Details) [Line Items]
Acquisition step percentage	100.00%
Exchange for newly issued ordinary shares (in Shares)	70,000,000
Ordinary escrow shares issued (in Shares)	3,140,567
Ucommune Group [Member]
Organizations and Principal Activities (Details) [Line Items]
Aggregate of ordinary shares (in Shares)		90,646,360	90,646,360